Distribution Date:	09/17/21	BANK 2017-BNK5
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-20	General Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW,8th Floor | Washington, DC 20006
Delinquency Loan Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	25		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	26	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	28		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	29	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30		General Contact	(302) 636-4140
Supplemental Notes	31		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541WAS1	1.909000%	37,200,000.00	3,315,264.35	856,191.83	5,274.03	0.00	0.00	861,465.86	2,459,072.52	30.92%	30.00%
A-2	06541WAT9	2.987000%	98,300,000.00	98,300,000.00	0.00	244,685.08	0.00	0.00	244,685.08	98,300,000.00	30.92%	30.00%
A-SB	06541WAU6	3.179000%	52,700,000.00	52,700,000.00	0.00	139,611.08	0.00	0.00	139,611.08	52,700,000.00	30.92%	30.00%
A-3	06541WAV4	3.020000%	52,700,000.00	52,700,000.00	0.00	132,628.33	0.00	0.00	132,628.33	52,700,000.00	30.92%	30.00%
A-4	06541WAW2	3.131000%	270,000,000.00	270,000,000.00	0.00	704,475.00	0.00	0.00	704,475.00	270,000,000.00	30.92%	30.00%
A-5	06541WAX0	3.390000%	307,906,000.00	307,906,000.00	0.00	869,834.45	0.00	0.00	869,834.45	307,906,000.00	30.92%	30.00%
A-S	06541WBA9	3.624000%	140,367,000.00	140,367,000.00	0.00	423,908.34	0.00	0.00	423,908.34	140,367,000.00	18.55%	18.00%
B	06541WBB7	3.896000%	55,562,000.00	55,562,000.00	0.00	180,391.29	0.00	0.00	180,391.29	55,562,000.00	13.66%	13.25%
C	06541WBC5	4.395602%	40,940,000.00	40,940,000.00	0.00	149,963.30	0.00	0.00	149,963.30	40,940,000.00	10.05%	9.75%
D	06541WAC6	3.078000%	42,403,000.00	42,403,000.00	0.00	108,763.69	0.00	0.00	108,763.69	42,403,000.00	6.31%	6.13%
E	06541WAE2	4.395602%	24,856,000.00	24,856,000.00	0.00	91,047.58	0.00	0.00	91,047.58	24,856,000.00	4.12%	4.00%
F	06541WAG7	4.395602%	11,698,000.00	11,698,000.00	0.00	42,849.80	0.00	0.00	42,849.80	11,698,000.00	3.09%	3.00%
G*	06541WAJ1	4.395602%	14,621,000.00	14,621,000.00	0.00	53,556.75	0.00	0.00	53,556.75	14,621,000.00	1.80%	1.75%
H	06541WAL6	4.395602%	20,470,946.00	20,470,946.00	0.00	74,985.12	0.00	0.00	74,985.12	20,470,946.00	0.00%	0.00%
RR	BCC2DPUK9	4.395602%	61,564,418.24	59,781,011.10	45,062.73	218,977.96	0.00	0.00	264,040.69	59,735,948.37	0.00%	0.00%
Interest
V	06541WAP7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541WAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,288,364.24	1,195,620,221.45	901,254.56	3,440,951.80	0.00	0.00	4,342,206.36	1,194,718,966.89

Notional Certificates
X-A	06541WAY8	1.190428%	818,806,000.00	784,921,264.35	0.00	778,660.11	0.00	0.00	778,660.11	784,065,072.52
X-B	06541WAZ5	0.574437%	236,869,000.00	236,869,000.00	0.00	113,388.67	0.00	0.00	113,388.67	236,869,000.00
X-D	06541WAA0	1.317602%	42,403,000.00	42,403,000.00	0.00	46,558.58	0.00	0.00	46,558.58	42,403,000.00
Notional SubTotal			1,098,078,000.00	1,064,193,264.35	0.00	938,607.36	0.00	0.00	938,607.36	1,063,337,072.52

Deal Distribution Total					901,254.56	4,379,559.16	0.00	0.00	5,280,813.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541WAS1	89.12000941	23.01590941	0.14177500	0.00000000	0.00000000	0.00000000	0.00000000	23.15768441	66.10410000
A-2	06541WAT9	1,000.00000000	0.00000000	2.48916663	0.00000000	0.00000000	0.00000000	0.00000000	2.48916663	1,000.00000000
A-SB	06541WAU6	1,000.00000000	0.00000000	2.64916660	0.00000000	0.00000000	0.00000000	0.00000000	2.64916660	1,000.00000000
A-3	06541WAV4	1,000.00000000	0.00000000	2.51666660	0.00000000	0.00000000	0.00000000	0.00000000	2.51666660	1,000.00000000
A-4	06541WAW2	1,000.00000000	0.00000000	2.60916667	0.00000000	0.00000000	0.00000000	0.00000000	2.60916667	1,000.00000000
A-5	06541WAX0	1,000.00000000	0.00000000	2.82500000	0.00000000	0.00000000	0.00000000	0.00000000	2.82500000	1,000.00000000
A-S	06541WBA9	1,000.00000000	0.00000000	3.02000000	0.00000000	0.00000000	0.00000000	0.00000000	3.02000000	1,000.00000000
B	06541WBB7	1,000.00000000	0.00000000	3.24666661	0.00000000	0.00000000	0.00000000	0.00000000	3.24666661	1,000.00000000
C	06541WBC5	1,000.00000000	0.00000000	3.66300195	0.00000000	0.00000000	0.00000000	0.00000000	3.66300195	1,000.00000000
D	06541WAC6	1,000.00000000	0.00000000	2.56499988	0.00000000	0.00000000	0.00000000	0.00000000	2.56499988	1,000.00000000
E	06541WAE2	1,000.00000000	0.00000000	3.66300209	0.00000000	0.00000000	0.00000000	0.00000000	3.66300209	1,000.00000000
F	06541WAG7	1,000.00000000	0.00000000	3.66300222	0.00000000	0.00000000	0.00000000	0.00000000	3.66300222	1,000.00000000
G	06541WAJ1	1,000.00000000	0.00000000	3.66300185	0.00000000	0.00000000	0.00000000	0.00000000	3.66300185	1,000.00000000
H	06541WAL6	1,000.00000000	0.00000000	3.66300219	0.00000000	0.17265738	0.00000000	0.00000000	3.66300219	1,000.00000000
RR Interest	BCC2DPUK9	971.03185264	0.73196062	3.55689157	0.00000000	0.00302155	0.00000000	0.00000000	4.28885219	970.29989201
V	06541WAP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541WAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541WAY8	958.61689381	0.00000000	0.95097021	0.00000000	0.00000000	0.00000000	0.00000000	0.95097021	957.57123485
X-B	06541WAZ5	1,000.00000000	0.00000000	0.47869780	0.00000000	0.00000000	0.00000000	0.00000000	0.47869780	1,000.00000000
X-D	06541WAA0	1,000.00000000	0.00000000	1.09800203	0.00000000	0.00000000	0.00000000	0.00000000	1.09800203	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	5,274.03	0.00	5,274.03	0.00	0.00	0.00	5,274.03	0.00
A-2	08/01/21 - 08/30/21	30	0.00	244,685.08	0.00	244,685.08	0.00	0.00	0.00	244,685.08	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	139,611.08	0.00	139,611.08	0.00	0.00	0.00	139,611.08	0.00
A-3	08/01/21 - 08/30/21	30	0.00	132,628.33	0.00	132,628.33	0.00	0.00	0.00	132,628.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	704,475.00	0.00	704,475.00	0.00	0.00	0.00	704,475.00	0.00
A-5	08/01/21 - 08/30/21	30	0.00	869,834.45	0.00	869,834.45	0.00	0.00	0.00	869,834.45	0.00
X-A	08/01/21 - 08/30/21	30	0.00	778,660.11	0.00	778,660.11	0.00	0.00	0.00	778,660.11	0.00
X-B	08/01/21 - 08/30/21	30	0.00	113,388.67	0.00	113,388.67	0.00	0.00	0.00	113,388.67	0.00
A-S	08/01/21 - 08/30/21	30	0.00	423,908.34	0.00	423,908.34	0.00	0.00	0.00	423,908.34	0.00
X-D	08/01/21 - 08/30/21	30	0.00	46,558.58	0.00	46,558.58	0.00	0.00	0.00	46,558.58	0.00
B	08/01/21 - 08/30/21	30	0.00	180,391.29	0.00	180,391.29	0.00	0.00	0.00	180,391.29	0.00
C	08/01/21 - 08/30/21	30	0.00	149,963.30	0.00	149,963.30	0.00	0.00	0.00	149,963.30	0.00
D	08/01/21 - 08/30/21	30	0.00	108,763.69	0.00	108,763.69	0.00	0.00	0.00	108,763.69	0.00
E	08/01/21 - 08/30/21	30	0.00	91,047.58	0.00	91,047.58	0.00	0.00	0.00	91,047.58	0.00
F	08/01/21 - 08/30/21	30	0.00	42,849.80	0.00	42,849.80	0.00	0.00	0.00	42,849.80	0.00
G	08/01/21 - 08/30/21	30	0.00	53,556.75	0.00	53,556.75	0.00	0.00	0.00	53,556.75	0.00
H	08/01/21 - 08/30/21	30	3,521.56	74,985.11	0.00	74,985.11	0.00	0.00	0.00	74,985.12	3,534.46
RR Interest	08/01/21 - 08/30/21	30	185.34	218,977.96	0.00	218,977.96	0.00	0.00	0.00	218,977.96	186.02
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,706.90	4,379,559.15	0.00	4,379,559.15	0.00	0.00	0.00	4,379,559.16	3,720.48

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	5,280,813.72
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,400,159.02	Master Servicing Fee	12,300.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,568.21
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	514.78
ARD Interest	0.00	Operating Advisor Fee	1,679.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	247.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,400,159.02	Total Fees	20,599.81

Principal		Expenses/Reimbursements
Scheduled Principal	901,254.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	901,254.56	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,379,559.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	901,254.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,280,813.72
Total Funds Collected	5,301,413.58	Total Funds Distributed	5,301,413.53

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,195,620,222.05	1,195,620,222.05	Beginning Certificate Balance	1,195,620,221.45
(-) Scheduled Principal Collections	901,254.56	901,254.56	(-) Principal Distributions	901,254.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,194,718,967.49	1,194,718,967.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,195,626,364.00	1,195,626,364.00	Ending Certificate Balance	1,194,718,966.89
Ending Actual Collateral Balance	1,194,725,136.69	1,194,725,136.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP
5,000,000 or less	37	102,194,906.68	8.55%	68	4.3406	1.726637	1.30 or less	27	261,011,968.88	21.85%	65	4.5154	0.354689
5,000,001 to 10,000,000	17	122,454,959.82	10.25%	68	4.4108	2.278519	1.31 to 1.40	4	27,408,750.11	2.29%	68	4.6704	1.359279
10,000,001 to 15,000,000	6	76,037,700.76	6.36%	53	4.4207	1.469752	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	9	147,830,465.40	12.37%	53	4.5516	1.917033	1.51 to 1.60	7	139,492,303.99	11.68%	61	4.4108	1.551360
20,000,001 to 35,000,000	8	188,877,170.37	15.81%	68	4.4441	1.184680	1.61 to 1.80	9	151,237,604.32	12.66%	61	4.1684	1.741474
35,000,001 to 50,000,000	6	250,042,000.00	20.93%	62	3.8316	2.805751	1.81 to 2.00	6	93,238,265.55	7.80%	35	4.6790	1.948064
50,000,001 or greater	5	300,962,822.41	25.19%	59	4.2769	1.578124	2.01 to 2.25	11	177,835,329.73	14.89%	65	4.1564	2.112835
Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081	2.26 to 2.50	10	107,607,182.20	9.01%	68	4.2934	2.349809
							2.51 or greater	14	230,568,620.66	19.30%	61	3.8498	3.604361
							Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP	Pennsylvania	4	3,087,602.06	0.26%	61	4.2774	1.397168
Alabama	3	19,894,489.41	1.67%	65	4.3350	1.926643	South Carolina	3	7,116,102.72	0.60%	65	4.6089	1.496140
Arizona	3	8,524,715.65	0.71%	57	4.4867	2.869322	Tennessee	4	15,134,708.44	1.27%	68	4.3400	2.352300
Arkansas	1	261,987.65	0.02%	69	4.4860	0.737200	Texas	38	202,796,280.73	16.97%	67	4.2323	1.741677
California	35	378,062,210.23	31.64%	65	4.1636	2.610974	Utah	2	16,906,202.06	1.42%	68	4.1493	1.717604
Colorado	3	14,320,800.00	1.20%	68	4.0024	2.945820	Virginia	5	28,198,522.31	2.36%	65	4.4190	0.075704
Connecticut	3	25,105,270.41	2.10%	64	4.0501	2.101260	Washington	3	11,917,302.57	1.00%	68	4.0221	1.663181
Florida	5	19,033,742.75	1.59%	9	5.0716	1.778046	Wisconsin	5	4,085,779.35	0.34%	45	3.7544	2.907954
Georgia	2	6,179,420.90	0.52%	66	4.8026	1.924814	Wyoming	1	771,963.18	0.06%	69	4.4860	0.737200
Illinois	5	15,963,858.04	1.34%	67	4.6973	1.789008	Totals	210	1,194,718,967.49	100.00%	61	4.2737	1.902081
Indiana	7	11,377,982.18	0.95%	49	3.9773	2.346389
									Property Type³
Iowa	1	378,585.09	0.03%	33	3.5628	3.657400
Kentucky	1	1,355,041.79	0.11%	69	4.4860	0.737200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	312,332.70	0.03%	33	3.5628	3.657400		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	5	64,586,918.32	5.41%	19	4.8294	2.068325	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP
Michigan	7	14,994,739.41	1.26%	57	3.8949	2.263264	Industrial	28	42,883,978.67	3.59%	43	3.8821	3.271156
Minnesota	6	24,341,942.31	2.04%	63	4.7673	(0.755736)	Lodging	70	169,616,071.19	14.20%	57	4.7034	0.165171
Missouri	5	31,124,952.20	2.61%	66	4.4807	1.906222	Mixed Use	3	67,996,996.58	5.69%	67	4.0942	1.962502
Nevada	1	424,187.38	0.04%	33	3.5628	3.657400	Multi-Family	28	97,114,646.11	8.13%	68	4.1255	1.317913
New Jersey	1	1,330,404.70	0.11%	69	4.4860	0.737200	Office	23	225,203,067.40	18.85%	53	4.3627	1.901055
New York	32	254,695,866.54	21.32%	64	4.0678	1.640612	Other	12	45,400,000.00	3.80%	67	3.7950	2.116600
North Carolina	5	51,433,569.42	4.31%	67	4.7338	0.207514	Retail	22	468,821,848.79	39.24%	65	4.1682	2.201445
Ohio	6	6,446,204.06	0.54%	63	4.3414	1.752676	Self Storage	22	129,141,194.47	10.81%	68	4.3450	3.008953
Oklahoma	4	4,355,219.01	0.36%	67	4.5617	1.332812	Totals	210	1,194,718,967.49	100.00%	61	4.2737	1.902081
Oregon	1	1,658,899.64	0.14%	69	4.4860	0.737200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP
	4.00000% or less	31	370,438,257.83	31.01%	64	3.8056	2.468761	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	27	483,228,488.23	40.45%	69	4.2500	1.900485	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 5.00000%	27	308,796,483.67	25.85%	50	4.7875	1.224250	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	25,936,795.71	2.17%	28	5.2242	1.540555	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081	49 months or greater	88	1,188,400,025.44	99.47%	61	4.2724	1.894053
								Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP
	60 months or less	6	156,065,978.49	13.06%	17	4.5150	2.242396	Interest Only	21	513,585,000.00	42.99%	65	4.0155	2.498724
61 months to 84 months		82	1,032,334,046.95	86.41%	68	4.2357	1.841392	300 months or less	5	43,185,125.96	3.61%	50	4.4835	0.666807
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	62	631,629,899.48	52.87%	59	4.4668	1.486297
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081
	Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	6,318,942.05	0.53%	47	4.5098	NAP				None
Underwriter's Information		4	75,679,000.00	6.33%	69	3.7846	2.953499
	1 year or less	68	1,065,438,665.12	89.18%	61	4.3134	1.848808
	1 year to 2 years	15	46,114,060.16	3.86%	67	4.1343	1.192484
	2 years or greater	1	1,168,300.16	0.10%	68	3.9000	2.220000
	Totals	90	1,194,718,967.49	100.00%	61	4.2737	1.902081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 28

Error: Subreport could not be shown.
© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 13 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,051,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,781,735.00	5,481,213.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,956,683.95	6,642,822.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	67,414,403.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,755,931.56	2,958,885.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,127,413.45	1,816,696.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	55,681.33	0.00
8	18,511,396.00	4,627,853.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,128,949.45	2,241,696.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,730,427.50	2,921,848.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(651,295.74)	(343,280.05)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(144,147.75)	(1,077,212.27)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,623,816.00	817,242.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,500,743.00	669,097.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,214,373.40	648,471.06	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(1,107,486.23)	(1,849,682.52)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,677,578.67	1,924,411.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,534,539.83	1,163,349.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,471,744.96	2,145,666.10	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,280,198.61	579,846.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,363,487.88	428,211.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,138,350.30	1,171,739.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,647,251.39	826,431.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,560,261.69	881,781.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,412,049.90	779,686.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,746,696.44	899,246.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	334,376.22	273,320.40	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	781,782.00	781,782.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
30	774,990.58	171,607.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,432,360.61	687,894.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,111,717.76	635,250.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	929,612.31	560,842.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,036,972.93	568,502.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,381,899.02	345,524.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,203,142.15	574,341.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	540,893.00	551,973.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	939,025.00	1,138,826.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	622,877.22	318,233.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	572,399.00	329,087.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	469,630.40	215,637.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	645,418.56	381,725.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	418,644.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	859,222.37	228,071.22	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	205,914.00	330,458.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	312,762.22	185,288.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	455,332.76	265,018.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	166,736.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,818,797.82	385,761.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	557,831.74	320,438.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	622,485.99	385,966.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	591,188.95	309,776.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	587,055.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	410,727.00	0.00	--	--	--	0.00	0.00	25,619.59	25,619.59	0.00	0.00
55	568,580.98	318,406.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	739,281.12	418,908.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	392,376.00	397,823.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
59	479,495.28	137,472.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	282,112.00	354,976.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	319,806.00	246,950.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	402,920.00	217,641.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	196,314.00	196,314.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
65	328,831.13	137,815.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	127,904.00	106,626.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	270,433.00	350,477.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
68	133,998.00	155,004.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
69	420,853.56	212,682.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	72,189.50	(12,154.03)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	105,765.00	127,652.00	12/30/19	12/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	262,608.00	256,428.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	343,925.00	341,784.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	133,824.00	137,122.00	09/30/19	09/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	114,673.00	(27,242.00)	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
77	83,050.00	44,150.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
78	35,867.00	(35,465.00)	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
79	86,941.00	96,930.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
80	113,778.00	112,873.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
81	(44,859.00)	129,399.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
82	79,611.00	134,066.00	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
83	141,221.00	170,484.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
84	60,541.00	51,366.00	03/01/19	02/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
85	126,267.00	64,710.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
86	79,893.00	79,893.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
87	108,248.00	78,999.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	316,740,596.80	64,721,137.58				0.00	0.00	25,619.59	25,619.59	55,681.33	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.273668%	4.253665%	61
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.273817%	4.253809%	62
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.273966%	4.253951%	63
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274127%	4.254107%	64
05/17/21	1	4,476,321.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274274%	4.254248%	65
04/16/21	1	4,483,017.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274429%	4.254397%	66
03/17/21	1	4,489,046.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274569%	4.254531%	67
02/18/21	0	0.00	1	4,496,969.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274749%	4.254704%	68
01/15/21	1	4,502,936.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,264,086.39	4.274887%	4.254837%	69
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274279%	4.254038%	70
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274428%	4.254181%	71
10/19/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274562%	4.254310%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
54	307980054 08/01/21		0	B	25,619.59	25,619.59	0.00	4,457,342.72
Totals					25,619.59	25,619.59	0.00	4,457,342.72

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		16,821,601	16,821,601		0	0
7 - 12 Months		85,114,694	85,114,694		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		55,948,626	55,948,626		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,036,834,047	1,036,834,047		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,194,718,967	1,194,718,967	0	0	0	0
Aug-21	1,195,620,222	1,195,620,222	0	0	0	0
Jul-21	1,196,518,020	1,196,518,020	0	0	0	0
Jun-21	1,197,484,628	1,197,484,628	0	0	0	0
May-21	1,198,375,272	1,193,898,951	4,476,321	0	0	0
Apr-21	1,199,321,186	1,194,838,168	4,483,018	0	0	0
Mar-21	1,200,192,435	1,195,703,388	4,489,046	0	0	0
Feb-21	1,201,274,185	1,196,777,215	0	4,496,970	0	0
Jan-21	1,202,137,943	1,197,635,006	4,502,937	0	0	0
Dec-20	1,206,267,925	1,206,267,925	0	0	0	0
Nov-20	1,207,202,476	1,207,202,476	0	0	0	0
Oct-20	1,208,061,476	1,208,061,476	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	310938721	20,777,447.63	4.93003%	20,777,447.63 4.93003%		10	07/15/20	06/11/20	08/11/20
20	310939084	17,199,296.59	5.27003%	17,199,296.59 5.27003%		10	05/07/20	05/11/20	06/11/20
Totals		37,976,744.22		37,976,744.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28